Changes in the scope of the consolidated financial statements (Tables)	3 Months Ended
Mar. 31, 2019
Changes in the scope of the consolidated condensed interim financial statements [Abstract]
Amount of assets and liabilities integrated at the effective acquisition date
The amount of assets and liabilities integrated at the effective acquisition date for the aggregated change in scope is shown in the following table:

Asset Acquisition for the year ended December 31, 2018
($ in thousands)
Concessional assets	155,909
Investments carried under the equity method	1
Current assets	5,646
Project debt long term	(79,016)
Deferred tax liabilities	(590)
Project debt short term	(2,346)
Other current and non-current liabilities	(3,000)
Asset acquisition - purchase price	(76,604)
Net result of the asset acquisition	-